Leases (Details Narrative)	1 Months Ended
	Feb. 29, 2020 USD ($)	Jan. 31, 2020 ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lease term		4 years
Area of land | ft²		2,771
Lease expiration date		Feb. 29, 2024
Extended term		5 years
Annual percentage increased in monthly rent	2.50%	3.50%
Payments for rent	$ 1,405
Right of use asset	715,310		$ 216,786	$ 397,172
Lease liability obligation	715,310		$ 229,607
Revision of Prior Period, Reclassification, Adjustment [Member]
Right of use asset	$ 66,271